Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Financial Risk Management [Abstract]
Schedule of market risk
	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(6)	(3)	71	4	8
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	-	-	4	-	-
Lease liability	15	8	(166)	(9)	(18)
Trade payables	2	1	(25)	(1)	(3)
Other payables	26	13	(282)	(15)	(31)
Total NIS-linked balances	31	16	(335)	(18)	(37)

USD-linked balances
Cash and cash equivalents	(10)	(5)	110	6	12
Short term bank deposits	(455)	(238)	5,000	263	556
Loans from related party	86	45	(941)	(50)	(105)
Total USD- linked balances	(379)	(198)	4,169	219	463

Total	(348)	(182)	3,834	201	426

	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(5)	(2)	51	3	6
Short term bank deposits	(7)	(4)	76	4	8
Other receivables	(2)	(1)	18	1	2
Lease liability	12	6	(127)	(7)	(14)
Trade payables	1	1	(13)	(1)	(1)
Other payables	18	9	(195)	(10)	(22)
Total NIS-linked balances	17	9	(190)	(10)	(21)

USD-linked balances
Cash and cash equivalents	(662)	(347)	7,285	383	809
Loans from related party	100	52	(1,102)	(58)	(122)
Total USD- linked balances	(562)	(295)	6,183	325	687

Total	(545)	(286)	5,993	315	666

Schedule of linkage of monetary items by currency
	December 31, 2022			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	5,014	71	110	100
Short term bank deposits	-	-	5,000	-
Restricted short term bank deposits	-	63	-	-
Other receivables	152	4	-	5
	5,166	138	5,110	105
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	941	32
Current maturities of lease liability	-	78	-	-
Accounts payable and accruals:
Trade	50	25	-	-
Other	124	282	-	327
Non-current liabilities
Lease liabilities, net of current maturities	-	88	-	-
Long-term loans, net of current maturities	-	-	-	96
	174	473	941	455
Net asset value	4,992	(335)	4,169	(350)

	December 31, 2021			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	7,276	51	7,285	9
Restricted short term bank deposits	-	70	-	-
Other receivables	328	18	-	43
	7,604	139	7,285	52
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	220	-
Current maturities of lease liability	-	127	-	-
Accounts payable and accruals:
Trade	33	13	-	-
Other	97	231	-	182
Non-current liabilities
Lease liabilities, net of current maturities	-	-	-	-
Long-term loans, net of current maturities	-	-	882	129
	130	371	1,102	311
Net asset value	7,474	(232)	6,183	(259)

Schedule of non current financial liabilities
	2023	2024	2025	2026	2027	Total
	in USD thousands

Long-term loans from related party	941	-	-	-	-	941
Other long-term loan	32	31	30	29	27	149
Lease liabilities	85	94	-	-	-	179
Total	905	114	20	20	20	1,079